Inventories - Summary of detailed information about inventories (Detail) - USD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Classes of current inventories [abstract]
Raw materials	$ 1,473	$ 2,262
Work in progress	2,558	1,708
Finished goods	1,250	2,096
Total Inventories	$ 5,281	$ 6,066